Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Selling General And Administrative Expenses Abstract
Selling, General and Administrative Expenses
Note 21 – Selling, General and Administrative Expenses

	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Payroll and related expenses (1)	32,546	32,637	26,877
Depreciation and amortization	5,143	4,503	4,212
Professional fees	12,785	17,485	18,190
Business development expenses	4,004	12,174	15,607
Office maintenance	9,383	7,301	6,524
Other expenses	56,520	21,849	13,305
	120,381	95,949	84,715

(1) A portion of this relates to profit sharing for CPV Group employees

The fair value of the CPV Group’s Profit-Sharing Plan is recognized as an expense, against a corresponding increase in liability, over the period in which the unconditional right to payment is achieved. The liability is remeasured at each reporting date until the settlement date. Any change in the fair value of the liability is recognized in the consolidated statements of profit and loss. In 2025, the CPV Group recorded expenses in the amount of approximately $42 million (2024: approximately $5 million).